UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	200,000	$24,096,000

		$24,096,000

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	825,000	$55,654,500

		$55,654,500

Automobiles — 1.2%
Honda Motor Co., Ltd.	592,012	$20,608,565
Toyota Motor Corp.	295,800	17,464,035

		$38,072,600

Banks — 12.0%
Banco Bilbao Vizcaya Argentaria SA	2,080,913	$25,580,029
Bank of America Corp.	2,000,000	30,500,000
Barclays PLC	4,964,865	18,820,254
BNP Paribas SA	306,859	20,361,151
Citigroup, Inc.	730,605	35,733,891
Intesa Sanpaolo SpA	8,458,897	25,119,729
JPMorgan Chase & Co.	588,357	33,930,548
Lloyds Banking Group PLC(1)	14,613,013	18,217,664
Mitsubishi UFJ Financial Group, Inc.	3,468,000	20,451,837
Mizuho Financial Group, Inc.	8,093,086	15,712,496
PNC Financial Services Group, Inc. (The)	226,338	18,686,465
Regions Financial Corp.	1,885,257	19,116,506
Skandinaviska Enskilda Banken AB, Class A	1,033,171	13,831,027
Societe Generale	392,796	19,719,317
SunTrust Banks, Inc.	443,155	16,862,048
Unione di Banche Italiane SCpA	3,078,011	25,340,993
Westpac Banking Corp.	998,239	31,744,041

		$389,727,996

Beverages — 3.2%
Anheuser-Busch InBev NV	437,927	$47,266,646
Constellation Brands, Inc., Class A(1)	250,000	20,815,000
Diageo PLC	1,202,355	36,109,515

		$104,191,161

Biotechnology — 2.7%
Biogen Idec, Inc.(1)	70,000	$23,407,300
Celgene Corp.(1)	193,246	16,841,389
Gilead Sciences, Inc.(1)	526,855	48,233,575

		$88,482,264

Capital Markets — 0.9%
Charles Schwab Corp. (The)	368,741	$10,232,563
Credit Suisse Group AG	316,574	8,587,941
UBS AG	575,021	9,879,739

		$28,700,243

Chemicals — 2.8%
Arkema SA	120,841	$11,204,154
BASF SE	118,062	12,218,701
LyondellBasell Industries NV, Class A	335,000	35,593,750
Monsanto Co.	135,960	15,375,716
PPG Industries, Inc.	87,149	17,286,876

		$91,679,197

Security	Shares	Value
Commercial Services & Supplies — 1.0%
Brambles, Ltd.	3,800,000	$32,896,992

		$32,896,992

Communications Equipment — 1.8%
QUALCOMM, Inc.	260,000	$19,162,000
Telefonaktiebolaget LM Ericsson, Class B	3,050,000	37,978,224

		$57,140,224

Consumer Finance — 2.4%
American Express Co.	183,523	$16,150,024
Discover Financial Services	1,038,043	63,382,906

		$79,532,930

Containers & Packaging — 0.5%
Amcor, Ltd.	1,666,273	$15,948,373

		$15,948,373

Diversified Consumer Services — 0.9%
Sotheby’s	736,540	$29,203,811

		$29,203,811

Diversified Telecommunication Services — 2.2%
Nippon Telegraph & Telephone Corp.	295,636	$19,631,488
Verizon Communications, Inc.	1,025,000	51,680,500

		$71,311,988

Electric Utilities — 0.9%
NextEra Energy, Inc.	295,897	$27,781,769

		$27,781,769

Electrical Equipment — 3.2%
Emerson Electric Co.	635,000	$40,417,750
Mitsubishi Electric Corp.	1,400,000	18,482,147
Nidec Corp.	250,000	16,281,666
Rockwell Automation, Inc.	259,000	28,919,940

		$104,101,503

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	1,000,000	$19,650,000
Yaskawa Electric Corp.	1,150,000	14,987,668

		$34,637,668

Energy Equipment & Services — 0.9%
FMC Technologies, Inc.(1)	493,733	$30,018,966

		$30,018,966

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	242,720	$28,529,309

		$28,529,309

Food Products — 2.2%
Hershey Co. (The)	506,000	$44,603,900
Mondelez International, Inc., Class A	750,000	27,000,000

		$71,603,900

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	409,858	$17,263,219
Medtronic, Inc.	630,000	38,896,200

		$56,159,419

Hotels, Restaurants & Leisure — 0.7%
Accor SA	196,801	$9,530,603
Compass Group PLC	815,632	13,290,360

		$22,820,963

Household Durables — 0.2%
Mohawk Industries, Inc.(1)	57,957	$7,231,295

		$7,231,295

Security	Shares	Value
Household Products — 1.5%
Reckitt Benckiser Group PLC	298,394	$26,341,451
Svenska Cellulosa AB SCA, Class B	850,000	20,932,126

		$47,273,577

Industrial Conglomerates — 3.7%
Danaher Corp.	610,000	$45,066,800
Koninklijke Philips NV	950,000	29,279,538
Siemens AG	360,000	44,458,604

		$118,804,942

Insurance — 5.1%
ACE, Ltd.	150,027	$15,017,703
Aflac, Inc.	208,972	12,483,987
Allianz SE	110,944	18,470,629
AXA SA	1,356,740	31,170,629
MetLife, Inc.	426,991	22,459,727
Prudential PLC	1,559,981	35,854,374
Swiss Re AG	349,389	29,700,686

		$165,157,735

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	90,000	$28,169,100

		$28,169,100

Internet Software & Services — 4.8%
eBay, Inc.(1)	600,000	$31,680,000
Facebook, Inc., Class A(1)	500,000	36,325,000
Google, Inc., Class C(1)	152,500	87,169,000

		$155,174,000

IT Services — 1.4%
Fiserv, Inc.(1)	380,000	$23,434,600
Visa, Inc., Class A	110,000	23,211,100

		$46,645,700

Machinery — 1.5%
Caterpillar, Inc.	500,000	$50,375,000

		$50,375,000

Media — 3.0%
ITV PLC	9,725,135	$34,136,864
Lions Gate Entertainment Corp.	299,545	9,225,986
Live Nation Entertainment, Inc.(1)	555,071	12,883,198
Walt Disney Co. (The)	500,000	42,940,000

		$99,186,048

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	309,847	$11,532,505

		$11,532,505

Multi-Utilities — 1.9%
National Grid PLC	2,372,997	$33,799,142
Sempra Energy	286,014	28,518,456

		$62,317,598

Multiline Retail — 1.5%
Dollar General Corp.(1)	305,554	$16,875,747
Macy’s, Inc.	278,906	16,117,978
Marks & Spencer Group PLC	2,079,541	15,052,756

		$48,046,481

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	400,000	$51,696,000
Devon Energy Corp.	588,467	44,429,258
Occidental Petroleum Corp.	300,000	29,313,000
Range Resources Corp.	137,087	10,362,406
Statoil ASA	1,086,460	31,045,129
Total SA	692,739	44,677,974

		$211,523,767

Paper & Forest Products — 0.4%
International Paper Co.	281,263	$13,359,993

		$13,359,993

Pharmaceuticals — 5.9%
AstraZeneca PLC	162,650	$11,876,120
Bayer AG	276,021	36,408,961
Chugai Pharmaceutical Co., Ltd.	542,743	18,064,062
Merck & Co., Inc.	600,000	34,044,000
Novartis AG	321,537	27,973,267
Roche Holding AG PC	168,001	48,754,827
Takeda Pharmaceutical Co., Ltd.	339,004	15,462,806

		$192,584,043

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	170,000	$25,173,600
Goodman Group	3,565,652	17,480,439

		$42,654,039

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV(1)	600,000	$37,410,000

		$37,410,000

Software — 0.6%
Microsoft Corp.	430,000	$18,558,800

		$18,558,800

Specialty Retail — 2.0%
AutoNation, Inc.(1)	325,865	$17,375,122
Home Depot, Inc. (The)	304,736	24,637,905
Industria de Diseno Textil SA	429,780	12,555,149
Kingfisher PLC	2,121,895	10,717,427

		$65,285,603

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	625,000	$59,731,250
Lenovo Group, Ltd.	17,000,000	23,232,969

		$82,964,219

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	149,169	$11,811,870
Compagnie Financiere Richemont SA, Class A	127,051	12,056,151
NIKE, Inc., Class B	219,014	16,892,550
Pandora A/S	231,626	15,850,383

		$56,610,954

Tobacco — 2.1%
Altria Group, Inc.	450,000	$18,270,000
British American Tobacco PLC	830,000	48,623,365

		$66,893,365

Security	Shares		Value
Trading Companies & Distributors — 0.0%(2)
Veritiv Corp.(1)	—	(4)	$12

			$12

Wireless Telecommunication Services — 2.4%
Vodafone Group PLC	23,658,276		$78,784,218

			$78,784,218

Total Common Stocks (identified cost $3,342,951,185)			$3,188,834,770

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$38,372		$38,372,203

Total Short-Term Investments (identified cost $38,372,203)			$38,372,203

Total Investments — 99.3% (identified cost $3,381,323,388)			$3,227,206,973

Call Options Written — (0.1)%

Exchange-Traded Options — (0.0)%(2)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,330	$1,985	8/1/14	$(9,975)
S&P 500 Index	1,020	1,970	8/8/14	(275,400)
S&P 500 Index	1,020	1,980	8/16/14	(321,300)
S&P 500 Index	1,340	2,005	8/22/14	(194,300)

				$(800,975)

Over-the-Counter Options — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank NA	25,250	EUR	3,225	8/15/14	$(201,175)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	57,300	EUR	3,200	8/15/14	(836,331)
FTSE 100 Index	Citibank NA	5,050	GBP	6,825	8/15/14	(110,837)
FTSE 100 Index	Deutsche Bank AG	6,950	GBP	6,725	8/15/14	(574,950)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	425,000	JPY	15,375	8/8/14	(970,933)
Nikkei 225 Index	UBS AG	400,000	JPY	15,250	8/8/14	(1,331,843)

						$(4,026,069)

Total Call Options Written (premiums received $11,405,910)						$(4,827,044)

Other Assets, Less Liabilities — 0.8%						$27,553,013

Net Assets — 100.0%						$3,249,932,942

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $39,858.

(4)	Represents less than one share.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.0%	$1,777,348,249
United Kingdom	11.8	381,623,510
Japan	5.5	177,146,770
Switzerland	4.7	151,970,314
France	4.2	136,663,828
Germany	3.8	123,368,765
Netherlands	3.2	102,283,288
Australia	3.0	98,069,845
Sweden	2.3	72,741,377
Italy	1.6	50,460,722
Belgium	1.5	47,266,646
Spain	1.2	38,135,178
Norway	1.0	31,045,129
China	0.7	23,232,969
Denmark	0.5	15,850,383

Total Investments	100.0%	$3,227,206,973

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,382,150,756

Gross unrealized appreciation	$34,815,823
Gross unrealized depreciation	(189,759,606)

Net unrealized depreciation	$(154,943,783)

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	138,600	$17,146,821
Options written	4,420,800	124,550,405
Options terminated in closing purchase transactions	(2,964,375)	(100,263,197)
Options expired	(670,765)	(30,028,119)

Outstanding, end of period	924,260	$11,405,910

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the fiscal year to date ended July 31, 2014.

At July 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,827,044.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$221,552,692	$173,074,163	$—	$394,626,855
Consumer Staples	139,218,209	179,273,103	—	318,491,312
Energy	165,819,630	75,723,103	—	241,542,733
Financials	319,729,969	386,042,974	—	705,772,943
Health Care	178,685,683	158,540,043	—	337,225,726
Industrials	244,530,002	141,398,947	—	385,928,949
Information Technology	356,331,749	76,198,862	—	432,530,611
Materials	93,148,840	39,371,228	—	132,520,068
Telecommunication Services	51,680,501	98,415,705	—	150,096,206
Utilities	56,300,225	33,799,142	—	90,099,367
Total Common Stocks	$1,826,997,500	$1,361,837,270 *	$—	$3,188,834,770
Short-Term Investments	$—	$38,372,203	$—	$38,372,203
Total Investments	$1,826,997,500	$1,400,209,473	$—	$3,227,206,973

Liability Description
Call Options Written	$(800,975)	$(4,026,069)	$—	$(4,827,044)
Total	$(800,975)	$(4,026,069)	$—	$(4,827,044)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014